Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
March 31, 2025
VFS-NPRT1-0525
1.814647.120
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Insurance - 0.7%
AUB Group Ltd	103,183	2,000,253
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Patria Investments Ltd Class A (a)	156,700	1,769,143
MEXICO - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	696,900	1,157,158
PUERTO RICO - 1.4%
Financials - 1.4%
Banks - 1.4%
Popular Inc	46,700	4,313,679
UNITED KINGDOM - 2.3%
Financials - 2.3%
Insurance - 2.3%
Hiscox Ltd	278,900	4,236,764
Lancashire Holdings Ltd	381,047	2,845,017

TOTAL UNITED KINGDOM		7,081,781
UNITED STATES - 94.3%
Financials - 92.8%
Banks - 28.9%
Associated Banc-Corp	109,300	2,462,529
Bank of America Corp	362,200	15,114,606
BOK Financial Corp	22,945	2,389,722
Cadence Bank	34,910	1,059,868
Citigroup Inc	151,400	10,747,886
East West Bancorp Inc	36,300	3,258,288
Eastern Bankshares Inc	163,100	2,674,840
First Hawaiian Inc	70,300	1,718,132
First Interstate BancSystem Inc Class A	90,369	2,589,072
Huntington Bancshares Inc/OH	670	10,055
KeyCorp	140,200	2,241,798
M&T Bank Corp	27,830	4,974,613
Old National Bancorp/IN (a)	153,800	3,259,022
TriCo Bancshares	35,100	1,402,947
UMB Financial Corp	34,695	3,507,665
United Community Banks Inc/GA	55,100	1,549,963
US Bancorp	126,700	5,349,274
Wells Fargo & Co	257,477	18,484,274
WesBanco Inc	60,300	1,866,888
Wintrust Financial Corp	9,400	1,057,124
Zions Bancorp NA	29,100	1,450,926
		87,169,492
Capital Markets - 22.9%
AllianceBernstein Holding LP (a)	121,200	4,643,172
Blue Owl Capital Inc Class A	82,400	1,651,296
Bridge Investment Group Holdings Inc Class A	198,500	1,901,630
Carlyle Group Inc/The (a)	77,600	3,382,584
Charles Schwab Corp/The	129,300	10,121,604
Lazard Inc Class A (a)	63,700	2,758,210
LPL Financial Holdings Inc	16,900	5,528,666
MarketAxess Holdings Inc	19,100	4,132,285
Moody's Corp	9,500	4,424,055
Morgan Stanley	56,700	6,615,189
Nasdaq Inc	68,100	5,166,066
Northern Trust Corp	45,200	4,458,980
Perella Weinberg Partners Class A (a)	61,003	1,122,455
Raymond James Financial Inc	10,950	1,521,065
State Street Corp	66,600	5,962,698
Stifel Financial Corp	14,900	1,404,474
Virtu Financial Inc Class A	116,100	4,425,732
		69,220,161
Consumer Finance - 6.8%
Discover Financial Services	33,700	5,752,590
FirstCash Holdings Inc	46,038	5,539,292
OneMain Holdings Inc	88,500	4,325,880
SLM Corp	175,200	5,145,624
		20,763,386
Financial Services - 18.7%
Apollo Global Management Inc	41,600	5,696,704
Corebridge Financial Inc	92,300	2,913,911
Corpay Inc (b)	6,100	2,127,192
Essent Group Ltd	57,900	3,341,988
Fiserv Inc (b)	22,400	4,946,592
Global Payments Inc	30,000	2,937,600
Mastercard Inc Class A	48,700	26,693,444
Visa Inc Class A	9,500	3,329,370
Voya Financial Inc	64,100	4,343,416
		56,330,217
Insurance - 15.5%
American Financial Group Inc/OH	31,300	4,110,942
Arthur J Gallagher & Co	16,200	5,592,888
Assurant Inc	15,500	3,251,125
Baldwin Insurance Group Inc/The Class A (b)	82,247	3,675,618
Chubb Ltd	31,000	9,361,690
Fidelity National Financial Inc	35,100	2,284,308
Marsh & McLennan Cos Inc	29,800	7,272,094
Reinsurance Group of America Inc	57,702	11,361,524
		46,910,189
TOTAL FINANCIALS		280,393,445

Industrials - 1.5%
Professional Services - 1.5%
Dun & Bradstreet Holdings Inc	250,800	2,242,152
TransUnion	26,500	2,199,235
		4,441,387
TOTAL UNITED STATES		284,834,832
TOTAL COMMON STOCKS (Cost $227,581,201)		301,156,846

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	3,398,148	3,398,828
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	12,336,266	12,337,500
TOTAL MONEY MARKET FUNDS (Cost $15,736,328)			15,736,328

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $243,317,529)	316,893,174
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(14,872,508)
NET ASSETS - 100.0%	302,020,666

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,680,917	19,014,589	19,296,678	12,702	-	-	3,398,828	3,398,148	0.0%
Fidelity Securities Lending Cash Central Fund	5,264,250	36,141,769	29,068,519	4,786	-	-	12,337,500	12,336,266	0.0%
Total	8,945,167	55,156,358	48,365,197	17,488	-	-	15,736,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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